THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.8%
	Shares	Value
Canada — 1.0%
Canadian Pacific Kansas City	13,490	$947,133

Denmark — 2.2%
Novo Nordisk ADR	28,300	1,965,152

France — 2.6%
LVMH Moet Hennessy Louis Vuitton ADR	19,000	2,353,530

Netherlands — 1.9%
ASML Holding, Cl G	2,545	1,686,393

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing ADR	10,560	1,752,960

United Kingdom — 2.8%
BAE Systems ADR	30,290	2,490,747

United States — 87.4%
Communication Services — 6.1%
Alphabet, Cl C	24,020	3,752,645
Meta Platforms, Cl A	3,150	1,815,534
		5,568,179

Consumer Discretionary — 10.3%
Amazon.com *	28,970	5,511,832
Home Depot	3,065	1,123,292
Marriott International, Cl A	4,290	1,021,878
McDonald's	5,408	1,689,297
		9,346,299

Consumer Staples — 3.1%
Coca-Cola	13,262	949,824
PepsiCo	5,875	880,898
Procter & Gamble	5,800	988,436
		2,819,158

Energy — 3.4%
Chevron	10,822	1,810,412
Enterprise Products Partners	20,970	715,916

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
United States — (continued)
Energy — (continued)
Exxon Mobil	4,865	$578,595
		3,104,923

Financials — 19.3%
Berkshire Hathaway, Cl B *	1,699	904,853
BlackRock Funding	2,755	2,607,552
CME Group, Cl A	4,800	1,273,392
Intercontinental Exchange	10,860	1,873,350
Mastercard, Cl A	5,230	2,866,668
Progressive	8,015	2,268,325
S&P Global	4,678	2,376,892
Visa, Cl A	9,535	3,341,636
		17,512,668

Health Care — 10.1%
Abbott Laboratories	11,645	1,544,709
Eli Lilly	1,950	1,610,524
Intuitive Surgical *	6,790	3,362,884
UnitedHealth Group	3,630	1,901,212
Zoetis, Cl A	4,480	737,632
		9,156,961

Industrials — 7.4%
Automatic Data Processing	3,275	1,000,611
Broadridge Financial Solutions	2,755	667,977
Deere	2,725	1,278,979
Eaton	3,200	869,856
Old Dominion Freight Line	5,900	976,155
Otis Worldwide	6,010	620,232
Verisk Analytics, Cl A	4,270	1,270,837
		6,684,647

Information Technology — 25.5%
Adobe *	1,925	738,295
Apple	26,136	5,805,590
Intuit	4,720	2,898,033
Microsoft	15,960	5,991,224
NVIDIA	28,350	3,072,573
ServiceNow *	2,435	1,938,601
Texas Instruments	15,251	2,740,605
		23,184,921

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
United States — (continued)
Materials — 1.0%
Sherwin-Williams	2,710	$946,305

Real Estate — 1.2%
CoStar Group *	14,000	1,109,220

		79,433,281

TOTAL COMMON STOCK
(Cost $37,567,355)		90,629,196

SHORT-TERM INVESTMENT(A) — 0.2%

First America Government Obligations Fund, Cl X, 4.270% (Cost $206,163)	206,163	206,163
TOTAL INVESTMENTS— 100.0%
(Cost $37,773,518)		$90,835,359

Percentages are based on Net Assets of $90,814,946.

††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of March 31, 2025.

ADR — American Depositary Receipt
Cl — Class

SAR-QH-001-2300

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